Finance Income	12 Months Ended
Feb. 28, 2022
Disclosure of finance income (cost) [text block] [Abstract]
FINANCE INCOME	22. FINANCE INCOME
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Interest income from bank balances	6,083	4,358	2,592